Condensed Financial Statements of the Parent Company (Tables)	12 Months Ended
Jun. 30, 2025
Condensed Financial Statements of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of June 30,
	2025	2024
	US$	US$
ASSETS
Current assets:
Prepaid expense	3,825	—
Total current assets	3,825	—

Non-current assets:
Deferred offering costs	732,266	—
Investment in subsidiaries	390,500	32,000
Total non-current assets	1,122,766	32,000
TOTAL ASSETS	1,126,591	32,000

LIABILITIES, MEZZANINE AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Amount due to subsidiaries	279,849	32,000
Total current liabilities	279,849	32,000
TOTAL LIABILITIES	279,849	32,000

Commitment and contingencies (Note 16)
Mezzanine equity
Redeemable ordinary shares (US$0.001 par value per share; 1,980,000 and nil shares issued and outstanding as of June 30, 2025 and 2024, respectively)	1,160,592	—
Shareholders’ deficit
Ordinary shares US$0.001 par value per share; 50,000,000 shares authorized; 16,020,000 shares issued and outstanding as of June 30, 2025 and 2024*	16,020	16,020
Subscription receivables	(16,020)	(16,020)
Accumulated losses	(313,850)	—
Total shareholders’ deficit	(313,850)	—
TOTAL LIABILITIES, MEZZANINE AND SHAREHOLDERS’ DEFICIT	1,126,591	—

*        The shares are presented on a retroactive basis to reflect the reorganization (Notes 1 and 13).

Schedule of Condensed Statements of Loss

Condensed statements of loss

	For the year ended June 30,
	2025	2024
	US$	US$
Revenues	—	—
Operating expenses:
Staff costs and employee benefits	(17,949)	—
Legal and professional fees	(248,000)	—
Other general and administrative expenses	(6,238)	—
Total operating expenses	(272,187)	—
Other income (expense), net	(2,104)	—
Loss before income tax	(274,291)	—
Income tax expenses	—	—
Net loss	(274,291)	—
Accretion to redemption value of mezzanine equity	(39,559)	—
Net loss attributable to ordinary shareholders	(313,850)	—